SEGMENTS. (Details 1) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018		Dec. 31, 2017
Total Assets	$ 652,860	$ 659,981	[1]	$ 720,296
Ethanol Production [Member]
Total Assets	527,950	532,790		583,696
Marketing and Distribution [Member]
Total Assets	108,960	112,984		127,242
Corporate Assets [Member]
Total Assets	$ 15,950	$ 14,117		$ 9,358

[1]	Amounts derived from the audited consolidated financial statements for the year ended December 31, 2018.